Cash and Cash Equivalents - Statements of cash flow (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents	₺ 68,934,333	₺ 72,158,656
Interest accrual of cash and cash equivalents	(280,270)	(247,298)
Asset held for sale		5,800,335
Total	₺ 68,654,063	₺ 77,711,693	₺ 61,710,669	₺ 72,765,126